MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 538,543	$ 499,515	$ 447,402
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	222,597	223,341	185,583
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	130,910	110,290	107,539
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	85,740	70,739	57,898
ILS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42,545	39,645	41,286
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,606	23,949	23,109
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 31,145	$ 31,551	$ 31,987